Lease Transactions (Information of Lease Transactions as a Lessee) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	¥ 218
Operating cash flows from operating leases	54,517
Financing cash flows from finance leases	3,430
Right-of-use assets obtained in exchange for new finance lease liabilities	9,981	¥ 2,733
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 19,490
Weighted-average remaining lease term:
Finance leases	4 years 8 months 12 days
Operating leases	9 years 3 months 18 days
Weighted-average discount rate:
Finance leases	1.16%
Operating leases	1.29%